Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Other Commitments [Line Items]
Total	$ (222,464)
2024	(15,220)
2024	(26,711)
2026	(30,204)
2027	(30,204)
2028	(30,287)
2029 and thereafter	(89,838)
Charter-in expense newbuilding vessels (1) [Member]
Other Commitments [Line Items]
Total	(212,834)	[1]
2024	(5,590)	[1]
2025	(26,711)	[1]
2026	(30,204)	[1]
2027	(30,204)	[1]
2028	(30,287)	[1]
2029 and thereafter	(89,838)	[1]
Vessel BWTS and ESD (2) [Member]
Other Commitments [Line Items]
Total	(9,630)	[2]
2024	(9,630)	[2]
2025	0	[2]
2026	0	[2]
2027	0	[2]
2028	0	[2]
2029 and thereafter	$ 0	[2]

[1]	The amounts represent minimum contractual charter-in commitments to be incurred with respect to four Kamsarmax newbuildings and two Ultramax newbuildings which are expected to be delivered during 2024 and the charter-in contracts have a minimum duration of 84 months per vessel.
[2]	The amounts represent the Company’s commitments as of June 30, 2023, for vessel upgrades (BWTS and ESD).